SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

a.Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2021 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021.

The significant accounting policies disclosed in the Company’s audited 2021 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the six months ended June 30, 2022 are not necessarily indicative of results that may be expected for the year ending December 31, 2022.

b.Use of estimates:

The preparation of the unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES  (continued)

c.Restricted cash:

Restricted cash is primarily invested in bank deposit and is used as security for the Company’s lease commitments. The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:

	June 30,
	2021	2022

Cash and cash equivalents, as reported on the balance sheets	$11,132	$11,571
Restricted cash, as reported on the balance sheets	584	792
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$11,716	$12,263

d.Warrants:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own shares and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

The Company has classified the SPAC warrants assumed during the Merger (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.

e.Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES  (continued)

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist among others of cash equivalents, restricted cash, other accounts receivable, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short-term maturities. We consider public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs. The financial liability for the warrant liabilities are accounted for at fair value through profit and loss.

f.Recently adopted Accounting Standards:

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). The final guidance issued by the FASB for convertible instruments eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. Separate accounting is still required in certain cases. Additionally, among other changes, the guidance eliminates some of the conditions for equity classification in ASC 815-40-25 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years.

The Company early adopted the guidance for the year ended December 31, 2022, and interim periods in fiscal years beginning January 1, 2022, and the adoption did not have a material impact on the Company’s consolidated financial statements.

g.Recently Issued Accounting Pronouncements and not yet adopted:

In February 2016, the FASB issued ASU No. 2016-02, Leases, which would require lessees to recognize assets and liabilities on the balance sheet for most leases, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. Under the new guidance, the Company would also require to provide enhanced disclosures. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company is in the initial stage of its assessment of the new standard and is currently evaluating the timing of adoption, the quantitative impact of adoption, and the related disclosure requirements. The Company anticipates the adoption of this standard will result in an increase in its noncurrent assets, and current and noncurrent liabilities recorded on the consolidated balance sheets. The Company is currently evaluating the effect that ASU No. 2016-02 will have on its consolidated financial statements and related disclosures.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”). The significant accounting policies are applied in the preparation of the financial statements on a consistent basis, as follows:

a. Use of estimates for the preparation of financial statements:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates estimates, including those related to fair values of convertible preferred shares warrants, fair values of share-based awards, deferred taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

b. Consolidated financial statements in U.S. dollars:

The accompanying consolidated financial statements have been prepared in U.S. dollars.

A substantial portion of the Company’s expenses are incurred in New Israeli Shekels. However, the Company finances its operations mainly in U.S. dollars, a substantial portion of its expenses are incurred in U.S. dollars and revenues from its primary markets are anticipated to be generated in U.S. dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

A subsidiary’s functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for a subsidiary, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. For subsidiaries that are primarily a direct and integral component or extension of the parent entity’s operations, the U.S. dollar is the functional currency.

The Company has determined the functional currency of its foreign subsidiaries is the U.S. Dollar. The foreign operations are considered a direct and integral part or extension of the Company’s operations. The day-to-day operations of the foreign subsidiaries are dependent on the economic environment of the U.S. Dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification No. 830, “Foreign Currency Matters” (“ASC 830”). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances have been eliminated upon consolidation.

d. Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with an original maturity of three months or less, at the date acquired.

e. Restricted cash:

Restricted cash is primarily invested in bank deposits and is used as security for the Company’s lease commitments. The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:

	December 31,
	2020	2021
Cash and cash equivalents, as reported on the balance sheets	$15,598	$23,236
Restricted cash, as reported on the balance sheets	576	618
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$16,174	$23,854

f. Short-term deposits:

A short-term bank deposit is a deposit with a maturity of more than three months but less than one year. Deposits in U.S. dollars bear interest at rates ranging from.0.05%-1.65% and 0.01%-0.62%, per annum, as of December 31, 2020 and 2021, respectively. Short-term deposits are presented at cost, which approximates market value due to their short maturities.

g. Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%
Computers and software	33
Laboratory equipment	10 – 15
Furniture and office equipment	7 – 15
Car	20
Manufacturing equipment	10
Leasehold improvements	Over the shorter of the term of the lease or its useful life

h. Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (continued)

For the years ended December 31, 2019, 2020 and 2021 there were no impairment losses identified.

i. Research and development expenses, net:

Research and development expenses consist of personnel costs (including salaries, benefits and share-based compensation), materials, consulting fees and payments to subcontractors, costs associated with obtaining regulatory approvals, executing pre-clinical and clinical studies and maintenance and prosecution of the Company’s intellectual property rights. In addition, research and development expenses include overhead allocations consisting of various administrative and facilities related costs. The Company charges research and development expenses as expenses when incurred.

Grants from the Israeli Innovation Authority (IIA) are offset against research and development costs at the later of when grant receipt is assured or the expenses are incurred.

j. Accounting for share-based payments:

The Company accounts for share based compensation in accordance with ASC No. 718, “Compensation — Stock Compensation” that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

For awards with no performance conditions, the Company recognizes the related share-based compensation expense on a straight-line basis over the requisite service period of the awards, including awards with graded vesting. For awards with performance conditions the share-based compensation expense is recognized if and when the Company concludes that it is probable that the performance condition will be achieved and where the performance condition awards include graded vesting, the share-based compensation expense is recognized based on the accelerated method. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its option awards. The option-pricing model requires a number of assumptions, of which the most significant are the share price, volatility and the expected option term.

The fair value of ordinary share underlying the options has historically been determined by management and the board of directors. Because there has been no public market for the Company’s ordinary shares, the board of directors has determined fair value of an ordinary share at the time of grant of the option by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors.

The fair value of the underlying ordinary shares will be determined by the board of directors until such time as the Company’s ordinary shares are listed on an established stock exchange.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (continued)

The computation of expected volatility is based on actual historical share price volatility of comparable companies. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms as the expected term of the options.

	Year Ended December 31,
	2019	2020	2021
Expected term (years)	5.4 – 7.1	2.0 – 6.2	5.0 – 6.3
Expected volatility	85.3% – 88.6%	90.8% – 102.1%	85.5% – 89.2%
Risk-free interest rate	1.9% – 2.6%	0.1% – 0.5%	0.8% – 1.4%
Expected dividend yield	0%	0%	0%

Total share-based compensation expenses related to employees, consultants and other service providers for the years ended December 31, 2019, 2020 and 2021, amounted to $546, $596 and $812, respectively.

k. Grants and participations:

Royalty-bearing grants from the Israeli Innovation Authority (“IIA”) (previously known as Office of the Chief Scientist) of the Ministry of Economy and Industry in Israel for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a deduction from research and development expenses.

Since the payment of royalties is not probable when the grants are received, the Company does not record a liability for amounts received from IIA until the related revenues are recognized. In the event of failure of a project that was partly financed by IIA, the Company will not be obligated to pay any royalties or repay the amounts received.

The Company recognized participations in research and development as a reduction from research and development expenses in the amount of $ 571, $ 878 and $ 2,459 for the years ended December 31,2019, 2020 and 2021, respectively.

l. Convertible preferred shares and convertible preferred shares warrant liability:

The Company’s preferred shares are considered a “freestanding financial instrument” pursuant to ASC 480 “Distinguishing Liabilities from Equity” and are redeemable in a deemed liquidation event, which is not under the control of the Company; thus, the Company classified the shares outside permanent equity pursuant to ASC 480-10-S99. As of December 31, 2021, and 2020, the Company did not adjust the carrying values of the shares to the deemed liquidation values of such shares since a deemed liquidation event was not probable.

The Company’s warrants to purchase the Company’s convertible preferred shares are considered a “freestanding financial instrument” pursuant to ASC 480. The warrants were classified as a liability on the balance sheet, initially and subsequently measured at fair value through earnings, as the underlying shares are contingently redeemable (upon a deemed liquidation event, which is not under the Company’s control) and, therefore, embody an obligation that is indexed to an obligation to repurchase the Company’s shares by transferring assets. The change in fair value of the warrants is recognized as a component of financial expenses, net, in the statements of operation (see note 9).

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (continued)

m. Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value is an exit price, representing the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 — Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 — Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, short-term deposits, prepaid expenses, other receivables, trade payables, other accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

The financial instruments carried at fair value on the Company’s consolidated balance sheets as of December 31, 2019, 2020 and 2021 are warrants to convertible preferred shares classified as a liability (see note 7).

The following methods and assumptions were used by the Company in estimating their fair value disclosures for financial instruments:

The fair value measurement of warrants to convertible preferred shares are measured using unobservable inputs that require a high level of judgment to determine fair value, and thus are classified as Level 3 financial instruments. To calculate the fair value of the warrants, the Company first calculated the underlying preferred share value by using the income approach and the market approach. Then the equity value was allocated by using the hybrid model method utilizing two scenarios of OPM and IPO. Once the preferred shares value was derived from the two scenarios, the Black-Scholes model was utilized to calculate the warrants value in each one of the scenarios. Then, probability for each one of the scenarios was applied by the Company to derive the weighted average fair value of the warrants.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

n. Ordinary share warrants classification and measurement:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own stock and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

As of December 31, 2020, and 2021, the Company had 728,017 and 718,964 outstanding ordinary share warrants, respectively. The warrants were classified as equity (see notes 10d and 10e).

o. Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, to reduce deferred tax assets to their estimated realizable value, if needed.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2021, and 2020 no liability for unrecognized tax benefits was recorded as a result of ASC 740.

p. Concentration of credit risks:

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash and short-term deposits.

Cash, cash equivalents, restricted cash and short-term deposits are deposited in major banks in Israel, United States and Japan. Such investments in Israel and abroad may be in excess of insured limits and are not insured in other jurisdictions. Generally, cash and cash equivalents may be redeemed upon demand and, therefore, bear minimal risk.

q. Severance pay:

All the Company’s employees who are Israeli citizens have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, employees covered by this section are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (continued)

Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s consolidated balance sheets.

Severance pay expense for the years ended December 31, 2019, 2020 and 2021 amounted to $ 117, $ 194 and $ 318, respectively.

r. Contingent liabilities:

The Company accounts for its contingent liabilities in accordance with ASC 450, “Contingencies” (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

As of December 31, 2019, 2020 and 2021, no provision is recorded.

s. Basic and diluted net loss per share:

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis, on an as-converted basis. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

t. Deferred Transaction costs:

Deferred transactions costs consist primarily of accounting, legal, and other fees related to the Company’s transaction. Upon consummation of the transaction, the deferred transaction costs will be reclassified to shareholders’ deficit and recorded against the proceeds from the transaction. The Company capitalized $1,700 of deferred offering costs within other assets, noncurrent in the consolidated balance sheets as of December 31, 2021. No transaction costs were capitalized as of December 31, 2020.

u. Non-controlling interest:

The consolidated financial statements included the Company’s accounts and the accounts of the Company’s wholly- and majority-owned subsidiaries. Non-controlling interest positions of our consolidated entities are reported as a separate component of consolidated equity from the equity attributable to the Company’s shareholders.

v. Recently Issued Accounting Pronouncements and not yet adopted

As an “emerging growth company”, the Jumpstart Our Business Startups Act (JOBS Act) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (continued)

In February 2016, the FASB issued ASU No. 2016-02, Leases, which would require lessees to recognize assets and liabilities on the balance sheet for most leases, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. Under the new guidance, the Company would also require to provide enhanced disclosures. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The guidance will be effective for the Company as of January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company is in the initial stage of its assessment of the new standard and is currently evaluating the timing of adoption, the quantitative impact of adoption, and the related disclosure requirements. The Company anticipates the adoption of this standard will result in an increase in its noncurrent assets, and current and noncurrent liabilities recorded on the consolidated balance sheets. The Company is currently evaluating the effect that ASU No. 2016-02 will have on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). The final guidance issued by the FASB for convertible instruments eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. Separate accounting is still required in certain cases. Additionally, among other changes, the guidance eliminates some of the conditions for equity classification in ASC 815-40-25 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the potential impact of this guidance on its consolidated financial statements.

In November 2021, the FASB issued ASU No. 2021-10, “Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance.” The new standard improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. This guidance is effective for financial statements issued for annual periods beginning after December 15, 2021. Early adoption is permitted. The Company does not expect the adoption of the standard will have a material impact on its consolidated financial statements.